CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 28, 2013	Feb. 29, 2012
Accounts payable	$ 2,009,473	$ 2,863,596
Deferred revenue	102,513,876	85,594,032
Accrued expenses and other current liabilities	17,196,001	15,284,190
Income tax payable	2,778,305	637,302
Deferred tax liabilities-non-current	98,945	156,494
Variable Interest Entity
Accounts payable	1,739,337	1,993,297
Deferred revenue	67,743,448	50,395,945
Accrued expenses and other current liabilities	11,269,507	9,546,915
Income tax payable	2,165,785	2,206,266
Deferred tax liabilities-non-current	$ 36,845	$ 45,881
Class A Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	68,314,150	45,277,044
Common shares, shares outstanding (in shares)	68,314,150	45,277,044
Class B Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	87,806,000	109,681,000
Common shares, shares outstanding (in shares)	87,806,000	109,681,000